UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: July 31

Date of reporting period: January 31, 2018

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	January 31, 2018

MARTIN CURRIE

SMASh SERIES EM FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks long-term capital appreciation.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Martin Currie SMASh Series EM Fund for the period since the Fund’s inception on January 10, 2018 through January 31, 2018.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

January 31, 2018

II	Martin Currie SMASh Series EM Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of January 31, 2018. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Martin Currie SMASh Series EM Fund 2018 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2017 and held for the six months ended January 31, 2018, unless otherwise noted.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]					Based on hypothetical total return[5]
Actual Total Return[2,3]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[3,4]	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[3,6]
0.70%	$1,000.00	$1,007.00	0.04%	$0.02	5.00%	$1,000.00	$1,025.00	0.04%	$0.20

2	Martin Currie SMASh Series EM Fund 2018 Semi-Annual Report

[1]	For the period January 10, 2018 (inception date) to January 31, 2018.

[2]

Total return is not annualized, as it may not be representative of the total return for the year. Past performance is no guarantee of future results. Performance figures do not reflect any fees stated below in Note 3. If such fees were included, the return shown would have been lower.

[3]

All figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadvisers. All operating expenses of the Fund were reimbursed by the manager, pursuant to an expense reimbursement arrangement between the Fund and the manager. The expense reimbursement arrangement does not cover custody holdings charges, interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (21), then divided by 365.

[5]	For the six months ended January 31, 2018.

[6]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

Martin Currie SMASh Series EM Fund 2018 Semi-Annual Report	3

Schedule of investments (unaudited)

January 31, 2018

Martin Currie SMASh Series EM Fund

Security	Shares	Value
Common Stocks — 94.2%
Consumer Discretionary — 6.4%
Hotels, Restaurants & Leisure — 4.2%
Genting Malaysia Berhad	89,600	$126,662
Multiline Retail — 2.2%
Woolworths Holdings Ltd.	12,444	67,408
Total Consumer Discretionary		194,070
Consumer Staples — 5.4%
Food & Staples Retailing — 2.3%
Robinsons Retail Holdings Inc.	37,770	69,650
Personal Products — 3.1%
LG Household & Health Care Ltd.	85	93,688
Total Consumer Staples		163,338
Energy — 4.7%
Oil, Gas & Consumable Fuels — 4.7%
Lukoil PJSC, ADR	2,163	142,801
Financials — 13.6%
Banks — 13.6%
Akbank TAS	27,150	78,922
CTBC Financial Holding Co., Ltd.	144,000	105,237
OTP Bank PLC	4,892	226,799
Total Financials		410,958
Health Care — 10.1%
Health Care Equipment & Supplies — 3.2%
St. Shine Optical Co., Ltd.	3,000	95,830
Pharmaceuticals — 6.9%
Aspen Pharmacare Holdings Ltd.	2,954	67,502
Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H Shares	24,500	142,346
Total Pharmaceuticals		209,848
Total Health Care		305,678
Information Technology — 35.2%
Electronic Equipment, Instruments & Components — 8.7%
Delta Electronics Inc.	14,000	70,611
Largan Precision Co., Ltd.	1,000	137,414
Sunny Optical Technology Group Co., Ltd.	4,000	55,378
Total Electronic Equipment, Instruments & Components		263,403
Semiconductors & Semiconductor Equipment — 5.0%
SK Hynix Inc.	2,200	151,425

See Notes to Financial Statements.

4	Martin Currie SMASh Series EM Fund 2018 Semi-Annual Report

Martin Currie SMASh Series EM Fund

Security			Shares	Value
Technology Hardware, Storage & Peripherals — 21.5%
Samsung Electronics Co., Ltd.			278	$649,539
Total Information Technology				1,064,367
Materials — 10.8%
Chemicals — 10.8%
LG Chem Ltd.			617	249,608
Mexichem SAB de CV			26,900	76,299
Total Materials				325,907
Telecommunication Services — 4.8%
Diversified Telecommunication Services — 4.8%
PT Tower Bersama Infrastructure Tbk			145,200	66,697
Telkom South Africa SOC Ltd.			17,611	76,636
Total Telecommunication Services				143,333
Utilities — 3.2%
Gas Utilities — 3.2%
Infraestructura Energetica Nova SAB de CV			18,600	96,939
Total Common Stocks (Cost — $2,796,926)				2,847,391

	Expiration Date	Warrants
Warrants — 1.8%
Merrill Lynch International & Co. (Magnit PJSC) (Cost — $67,243)	7/12/18	572		54,236	*(a)
Total Investments — 96.0% (Cost — $2,864,169)				2,901,627
Other Assets in Excess of Liabilities — 4.0%				120,867
Total Net Assets — 100.0%				$3,022,494

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

Abbreviations used in this schedule:
ADR	— American Depository Receipts
PJSC	— Private Joint Stock Company

See Notes to Financial Statements.

Martin Currie SMASh Series EM Fund 2018 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

January 31, 2018

Martin Currie SMASh Series EM Fund

Summary of Investments by Country** (unaudited)
South Korea	39.4%
Taiwan	14.1
Hungary	7.8
South Africa	7.3
China	6.8
Russia	6.8
Mexico	6.0
Malaysia	4.4
Turkey	2.7
Philippines	2.4
Indonesia	2.3
100.0%

**	As a percentage of total investments. Please note that the Fund holdings are as of January 31, 2018 and are subject to change.

See Notes to Financial Statements.

6	Martin Currie SMASh Series EM Fund 2018 Semi-Annual Report

Statement of assets and liabilities (unaudited)

January 31, 2018

Assets:
Investments, at value (Cost — $2,864,169)	$2,901,627
Cash	120,930
Deferred offering costs	84,934
Receivable from investment manager	37,331
Total Assets	3,144,822

Liabilities:
Payable for offering and organization costs	115,119
Trustees’ fees payable	9
Accrued expenses	7,200
Total Liabilities	122,328
Total Net Assets	$3,022,494

Net Assets:
Par value (Note 5)	$3
Paid-in capital in excess of par value	2,999,997
Accumulated net investment loss	(63)
Accumulated net realized loss on foreign currency transactions	(14,901)
Net unrealized appreciation on investments	37,458
Total Net Assets	$3,022,494

Shares Outstanding	300,000

Net Asset Value	$10.07

See Notes to Financial Statements.

Martin Currie SMASh Series EM Fund 2018 Semi-Annual Report	7

Statement of operations (unaudited)

For the Period Ended January 31, 2018†

Expenses:
Organization costs (Note 1)	25,000
Offering costs (Note 1)	5,185
Audit and tax fees	2,953
Custody fees	1,191
Fund accounting fees	998
Shareholder reports	813
Legal fees	728
Custody holdings charges	63
Trustees’ fees	9
Transfer agent fees	1
Miscellaneous expenses	453
Total Expenses	37,394
Less: Fee waivers and/or expense reimbursements (Note 2)	(37,331)
Net Expenses	63
Net Investment Loss	(63)

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions (Notes 1 and 3):
Net Realized Loss From Foreign currency transactions	(14,901)
Change in Net Unrealized Appreciation (Depreciation) From Investments	37,458
Net Gain on Investments and Foreign Currency Transactions	22,557
Increase in Net Assets From Operations	$22,494

†	For the period January 10, 2018 (inception date) to January 31, 2018.

See Notes to Financial Statements.

8	Martin Currie SMASh Series EM Fund 2018 Semi-Annual Report

Statement of changes in net assets

For the Period Ended January 31, (unaudited)	2018†

Operations:
Net investment loss	$(63)
Net realized loss	(14,901)
Change in net unrealized appreciation (depreciation)	37,458
Increase in Net Assets From Operations	22,494

Fund Share Transactions (Note 5):
Net proceeds from sale of shares	3,072,500
Cost of shares repurchased	(72,500)
Increase in Net Assets From Fund Share Transactions	3,000,000
Increase in Net Assets	3,022,494

Net Assets:
Beginning of period	—
End of period*	$3,022,494
*Includes accumulated net investment loss of:	$(63)

†	For the period January 10, 2018 (inception date) to January 31, 2018.

See Notes to Financial Statements.

Martin Currie SMASh Series EM Fund 2018 Semi-Annual Report	9

Financial highlights

For a share of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
2018[1,2]

Net asset value, beginning of period	$10.00

Income (loss) from operations:
Net investment loss	(0.00) [3]
Net realized and unrealized gain	0.07
Total income from operations	0.07

Net asset value, end of period	$10.07
Total return[4]	0.70%

Net assets, end of period (000s)	$3,022

Ratios to average net assets:
Gross expenses[5,6]	21.54%
Net expenses[5,7,8]	0.04
Net investment loss[5]	(0.04)

Portfolio turnover rate	0.00%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period January 10, 2018 (inception date) to January 31, 2018 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadviser. All operating expenses of the Fund were reimbursed by the manager, pursuant to an expense reimbursement arrangement between the Fund and the manager. If such fees were included, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Gross expenses do not include management fees paid to the manager and subadviser. Management fees are paid directly or indirectly by the separately managed account sponsor.

[7]

The Fund’s manager has entered into an expense reimbursement arrangement with the Fund, pursuant to which the Fund’s manager has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover custody holdings charges, interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses. This arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

10	Martin Currie SMASh Series EM Fund 2018 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Martin Currie SMASh Series EM Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA. LMPFA and the subadviser do not charge investment management fees to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation

Martin Currie SMASh Series EM Fund 2018 Semi-Annual Report	11

Notes to financial statements (unaudited) (cont’d)

Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

12	Martin Currie SMASh Series EM Fund 2018 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Common stocks	$2,847,391	—	—	$2,847,391
Warrants	—	$54,236	—	54,236
Total investments	$2,847,391	$54,236	—	$2,901,627

†	See Schedule of Investments for additional detailed categorizations.

(b) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

Martin Currie SMASh Series EM Fund 2018 Semi-Annual Report	13

Notes to financial statements (unaudited) (cont’d)

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(e) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(g) Organization costs. Organization costs associated with the establishment of the Fund are charged to expense as they are incurred.

(h) Offering costs. Costs incurred by the Fund in connection with the commencement of the Fund’s operations are being amortized on a straight line basis over twelve months.

(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Martin Currie Inc. (“Martin Currie”) is the Fund’s subadviser. Western Asset Management Company (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, Martin Currie and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

14	Martin Currie SMASh Series EM Fund 2018 Semi-Annual Report

LMPFA and the subadviser do not charge investment management fees to the Fund. However, the Fund is an integral part of the separately managed account program, and LMPFA and the subadviser will be compensated directly or indirectly by separately managed account program sponsors. LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund.

LMPFA has entered into an expense reimbursement arrangement with the Fund, pursuant to which LMPFA has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover custody holdings charges, interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses. This expense reimbursement arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent.

During the period ended January 31, 2018, fees waived and/or expenses reimbursed amounted to $37,331.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

As of January 31, 2018, Legg Mason and its affiliates owned 98% of the Fund.

3. Investments

During the period ended January 31, 2018, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$2,796,925
Sales	—

At January 31, 2018, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$2,864,169	$90,169	$(52,711)	$37,458

4. Derivative instruments and hedging activities

During period ended January 31, 2018, the Fund did not invest in derivative instruments.

5. Shares of beneficial interest

At January 31, 2018, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Each share represents an identical interest and has the same rights.

Martin Currie SMASh Series EM Fund 2018 Semi-Annual Report	15

Notes to financial statements (unaudited) (cont’d)

Transactions in shares of the Fund were as follows:

Period Ended January 31, 2018†
Shares sold	307,345
Shares repurchased	(7,345)
Net increase	300,000

†	For the period January 10, 2018 (inception date) to January 31, 2018.

16	Martin Currie SMASh Series EM Fund 2018 Semi-Annual Report

Board approval of management and subadvisory agreements (unaudited)

At its November 2017 meeting, the Fund’s Board of Trustees (the “Board”) approved the management agreement (the “Management Agreement”) with Legg Mason Partners Fund Advisor, LLC (the “Manager”), the sub-advisory agreement between the Manager and Martin Currie Inc. (“Martin Currie”) and the sub-advisory agreement between the Manager and Western Asset Management Company (“Western Asset”) pursuant to which Western Asset is engaged to provide day-to-day management of that portion of the Fund’s cash and short-term investments allocated to Western Asset under such sub-advisory agreement. (Each sub-advisory agreement is referred to as a “Sub-Advisory Agreement.”) Martin Currie and Western Asset are each referred to herein as a “Sub-Adviser.” (The Management and Sub-Advisory Agreements are jointly referred to as the “Agreements.”) The Trustees who are not “interested persons” of the Fund (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), met with the assistance of their independent legal counsel, to review and evaluate the materials provided by the Manager and the Sub-Advisers to assist the Board, and in particular the Independent Trustees, in considering the Management and Sub-Advisory Agreements, respectively.

In voting to approve the Agreements, the Board, including the Independent Trustees, considered whether approval of the Agreements would be in the best interests of the Fund and its shareholders. No single factor or item of information reviewed by the Board was identified as the principal factor in determining whether to approve the Agreements. Based upon its evaluation of all material factors, including those described below, the Board concluded that the terms of each of the Agreements are reasonable and fair and that it was in the best interest of the Fund and its shareholders to approve the Agreements.

The Board received and considered information regarding the nature, extent and quality of services to be provided to the Fund by the Manager and each Sub-Adviser under the Management and Sub-Advisory Agreements, respectively. The Board also considered the supervisory activities to be provided by the Manager over the Sub-Advisers. In addition, the Board received and considered other information regarding the administrative and other services to be rendered to the Fund and its shareholders by the Manager and its affiliates. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of other funds in the Legg Mason fund complex, including the Manager’s role in coordinating the activities of the Sub-Advisers and the Fund’s other service providers and the services rendered by the Manager and the Sub-Advisers. The Board’s evaluation of the services to be provided by the Manager and the Sub-Advisers took into account the Board’s knowledge and familiarity gained as Board members of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers, and the quality of the Manager’s administrative and other services.

The Board reviewed the qualifications, backgrounds and responsibilities of the senior personnel that would be serving the Fund and the portfolio management team that would be primarily responsible for the day-to-day portfolio management of the Fund. The Board

Martin Currie SMASh Series EM Fund	17

Board approval of management and subadvisory agreements (unaudited) (cont’d)

discussed with representatives of management the portfolio management strategy of the Fund’s portfolio managers. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources of the Manager’s parent organization, Legg Mason, Inc.

The Board considered the division of responsibilities between the Manager and the Sub-Advisers and the oversight to be provided by the Manager. The Board also considered brokerage policies and practices, including the policies and practices regarding soft dollars.

The Board noted that the Fund does not pay a management fee. The Board also recognized that the Manager had agreed to pay all operating expenses of the Fund, except custody holdings charges, interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses. The Board considered that this arrangement will continue through December 2019, unless the Board consents to an earlier termination. In addition, the Board recognized that shareholders of the Fund are participants in separately managed account programs and pay fees to the program sponsors for the costs and expenses of the program, including fees for advice and portfolio execution. When a program participant, along or with his or her program sponsor, elects to allocate assets to the investment strategy managed or advised by an affiliate of the Manager, that affiliate receives a fee from the program sponsor for managing or advising those assets, including assets that may be invested in the Fund. In certain cases, a participant will pay a fee for investment advice directly to an affiliate of the Manager in its capacity as adviser or subadviser to the participant’s account.

With respect to profitability, the Board noted the start-up status of the Fund. In addition, the Board considered that the Fund does not pay a contractual management fee, and it recognized that the Manager had agreed to pay all operating expenses of the Fund, except custody holdings charges, interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses.

The Board discussed whether the Manager would realize economies of scale as the Fund’s assets grow. Among other things, the Board considered that the Fund pays no management fees to the Manager and that the Manager has agreed to pay all operating expenses of the Fund, except custody holdings charges, interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses.

The Board considered other benefits expected to be received by the Manager and its affiliates, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the structure of the fees, as well as the nature, extent and quality of the services expected to be provided, the Manager’s commitment to the Fund and the ancillary benefits expected to be received, the Board concluded that the management fee structure was reasonable.

After evaluation of all material factors, the Board concluded that the approval of each Agreement is in the best interest of the Fund.

18	Martin Currie SMASh Series EM Fund

Martin Currie

SMASh Series EM Fund

Trustees

Ruby P. Hearn

Arnold L. Lehman

Chairman

Robin J.W. Masters

Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Martin Currie Inc.

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Martin Currie SMASh Series EM Fund

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

Martin Currie SMASh Series EM Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/smashfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Martin Currie SMASh Series EM Fund and is not intended for distribution to prospective investors.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2018 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2018 Legg Mason Investor Services, LLC Member FINRA, SIPC

MCXX102101 3/18 SR18-3297

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	March 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	March 22, 2018

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	March 22, 2018